Payden Corporate Bond Fund

Schedule of Investments - January 31, 2020 (Unaudited)

Principal or Shares	Security Description	Value (000)
Corporate Bond (95%)
Automotive (3%)
1,780,000	American Honda Finance Corp., 3.55%, 1/12/24	$1,899
2,700,000	Daimler Finance North America LLC 144A, 3.65%, 2/22/24 (a)	2,861
730,000	Ford Motor Co., 7.45%, 7/16/31	880
1,020,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	1,027
1,025,000	Ford Motor Credit Co. LLC, 3.09%, 1/09/23	1,034
600,000	Ford Motor Credit Co. LLC, 3.10%, 5/04/23	605
400,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	408
1,200,000	General Motors Co., 6.75%, 4/01/46	1,469
1,920,000	Nissan Motor Acceptance Corp. 144A, (3 mo. LIBOR USD + 0.630%), 2.56%, 9/21/21 (a)(b)	1,927
745,000	Volkswagen Group of America Finance LLC 144A, 4.00%, 11/12/21 (a)	772
1,705,000	Volkswagen Group of America Finance LLC 144A, 4.25%, 11/13/23 (a)	1,841
1,815,000	ZF North America Capital Inc. 144A, 4.75%, 4/29/25 (a)	1,947

		16,670

Banking (20%)
1,180,000	ASB Bank Ltd. 144A, 3.75%, 6/14/23 (a)	1,252
1,200,000	Australia & New Zealand Banking Group Ltd. 144A, 4.40%, 5/19/26 (a)	1,329
1,800,000	Bank of America Corp., (3 mo. LIBOR USD + 0.870%), 2.46%, 10/22/25 (b)	1,840
3,075,000	Bank of America Corp., (3 mo. LIBOR USD + 1.180%), 3.19%, 7/23/30 (b)	3,266
1,600,000	Bank of America Corp., (3 mo. LIBOR USD + 0.970%), 3.46%, 3/15/25 (b)	1,694
950,000	Bank of America Corp., (3 mo. LIBOR USD + 0.780%), 3.55%, 3/05/24 (b)	996
975,000	Bank of America Corp., (3 mo. LIBOR USD + 1.060%), 3.56%, 4/23/27 (b)	1,051
2,100,000	Bank of America Corp., 4.00%, 1/22/25	2,278
2,340,000	Bank of America NA, (3 mo. LIBOR USD + 0.650%), 3.34%, 1/25/23 (b)	2,411
2,275,000	Bank of Montreal, (5 yr. Swap Semi 30/360 USD
	+ 1.280%), 4.34%, 10/05/28 (b)	2,424
1,385,000	Bank of New York Mellon Corp., 3.45%, 8/11/23	1,469
1,840,000	Bank of New Zealand 144A, 3.50%, 2/20/24 (a)	1,950
2,000,000	Bank of Nova Scotia, 3.40%, 2/11/24	2,119
610,000	Barclays PLC, 4.38%, 9/11/24	654
2,350,000	BNP Paribas SA 144A, (U.S. Secured Overnight Financing Rate + 1.507%), 3.05%, 1/13/31 (a)(b)	2,418
850,000	BNZ International Funding Ltd. 144A, 3.38%, 3/01/23 (a)	887
2,375,000	BPCE SA 144A, 2.38%, 1/14/25 (a)	2,396
1,830,000	Canadian Imperial Bank of Commerce, 3.10%, 4/02/24	1,917
2,340,000	CIT Bank NA, (U.S. Secured Overnight Financing Rate + 1.715%), 2.97%, 9/27/25 (b)	2,362
850,000	Citibank NA, 3.65%, 1/23/24	909
425,000	Citigroup Inc., (3 mo. LIBOR USD + 0.950%), 2.88%, 7/24/23 (b)	434

Principal or Shares	Security Description	Value (000)

1,203,000	Citigroup Inc., (3 mo. LIBOR USD + 0.722%), 3.14%, 1/24/23 (b)	$1,231
1,265,000	Citigroup Inc., 4.45%, 9/29/27	1,421
2,600,000	Comerica Inc., 4.00%, 2/01/29	2,917
1,500,000	Credit Suisse AG, 3.00%, 10/29/21	1,532
250,000	Credit Suisse Group Funding Guernsey Ltd.,
	4.55%, 4/17/26	282
3,300,000	Fifth Third Bancorp, 2.38%, 1/28/25	3,369
1,030,000	First Midwest Bancorp Inc., 5.88%, 9/29/26	1,180
600,000	Goldman Sachs Group Inc., 2.63%, 4/25/21	606
300,000	Goldman Sachs Group Inc., 3.63%, 2/20/24	319
2,000,000	Goldman Sachs Group Inc., 3.85%, 7/08/24	2,146
2,600,000	Goldman Sachs Group Inc., 5.75%, 1/24/22	2,797
1,590,000	Huntington Bancshares Inc., 2.55%, 2/04/30	1,599
800,000	Huntington Bancshares Inc., 4.00%, 5/15/25	877
1,500,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.935%), 2.78%, 4/25/23 (b)	1,531
800,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.610%), 3.51%, 6/18/22 (b)	819
1,700,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 1.000%), 4.02%, 12/05/24 (b)	1,834
1,870,000	Lloyds Banking Group PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.000%), 2.44%, 2/05/26 (b)	1,884
510,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21 (a)	538
1,025,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.372%), 3.76%, 11/28/28 (a)(b)	1,113
2,500,000	Mitsubishi UFJ Financial Group Inc., 4.15%, 3/07/39	3,001
2,000,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.152%), 2.72%, 7/22/25 (b)	2,059
3,000,000	Morgan Stanley, 4.10%, 5/22/23	3,198
830,000	Morgan Stanley, 5.00%, 11/24/25	950
2,140,000	PNC Financial Services Group Inc., 2.60%, 7/23/26	2,209
2,175,000	Regions Financial Corp., 3.80%, 8/14/23	2,320
2,740,000	Royal Bank of Canada, 3.70%, 10/05/23	2,926
450,000	Santander Holdings USA Inc. 144A, 3.24%, 10/05/26 (a)	462
930,000	Santander Holdings USA Inc., 4.40%, 7/13/27	1,019
2,475,000	Standard Chartered PLC 144A, (3 mo. LIBOR USD + 1.209%), 2.82%, 1/30/26 (a)(b)	2,508
1,600,000	State Street Corp., (3 mo. LIBOR USD + 0.770%), 3.78%, 12/03/24 (b)	1,715
1,135,000	Sumitomo Mitsui Financial Group Inc., 2.06%, 7/14/21	1,141
1,527,000	Sumitomo Mitsui Financial Group Inc., 2.44%, 10/19/21	1,546
735,000	Sumitomo Mitsui Financial Group Inc., 2.45%, 9/27/24	748
1,000,000	Synchrony Bank, 3.00%, 6/15/22	1,024
1,415,000	Truist Bank, 4.05%, 11/03/25	1,582
2,450,000	UBS Group AG 144A, (3 mo. LIBOR USD + 1.468%), 3.13%, 8/13/30 (a)(b)	2,562
1,000,000	Wachovia Corp., 5.50%, 8/01/35	1,329
2,450,000	Wells Fargo & Co., 3.75%, 1/24/24	2,618

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,350,000	Westpac Banking Corp., (USD Swap Rate 11:00 am NY 1 + 2.236%), 4.32%, 11/23/31 (b)	$1,470
		100,438

Basic Industry (5%)
2,000,000	Alcoa Nederland Holding BV 144A, 6.75%, 9/30/24 (a)	2,105
650,000	Aviation Capital Group LLC 144A, 2.88%, 1/20/22 (a)	658
1,120,000	Aviation Capital Group LLC 144A, 3.88%, 5/01/23 (a)	1,167
1,735,000	Caterpillar Financial Services Corp., 3.65%, 12/07/23	1,854
2,000,000	CNH Industrial Capital LLC, 3.88%, 10/15/21	2,064
465,000	DAE Funding LLC 144A, 4.50%, 8/01/22 (a)	474
1,780,000	Dow Chemical Co., 3.15%, 5/15/24	1,874
1,500,000	DuPont de Nemours Inc., 4.21%, 11/15/23	1,625
1,485,000	GATX Corp., 4.35%, 2/15/24	1,599
2,348,000	General Electric Co., 6.75%, 3/15/32	3,134
1,125,000	Jabil Inc., 3.60%, 1/15/30	1,158
880,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 4.45%, 1/29/26 (a)	972
1,485,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (a)	1,500
685,000	United Technologies Corp., 4.13%, 11/16/28	789
600,000	United Technologies Corp., 4.63%, 11/16/48	791
1,500,000	United Technologies Corp., 6.70%, 8/01/28	2,002
		23,766

Consumer Goods (4%)
740,000	Anheuser-Busch InBev Worldwide Inc., 8.00%, 11/15/39	1,205
904,000	Anheuser-Busch InBev Worldwide Inc., 8.20%, 1/15/39	1,480
445,000	Bacardi Ltd. 144A, 5.30%, 5/15/48 (a)	548
1,455,000	Conagra Brands Inc., 4.60%, 11/01/25	1,640
550,000	Conagra Brands Inc., 5.40%, 11/01/48	704
1,670,000	Keurig Dr Pepper Inc., 3.13%, 12/15/23	1,745
731,000	Keurig Dr Pepper Inc., 3.20%, 11/15/21	746
195,000	Land O’ Lakes Inc. 144A, 6.00%, 11/15/22 (a)	207
2,600,000	Land O’ Lakes Inc. 144A, 7.00% (a)(c)	2,397
1,900,000	Mars Inc. 144A, 4.13%, 4/01/54 (a)	2,312
690,000	Nestle Holdings Inc. 144A, 3.35%, 9/24/23 (a)	728
690,000	Nestle Holdings Inc. 144A, 3.50%, 9/24/25 (a)	751
1,645,000	PepsiCo Inc., 2.88%, 10/15/49	1,667
1,920,000	Smithfield Foods Inc. 144A, 5.20%, 4/01/29 (a)	2,195
1,350,000	Tyson Foods Inc., 5.10%, 9/28/48	1,730
		20,055

Energy (9%)
1,535,000	Antero Resources Corp., 5.13%, 12/01/22	1,327
430,000	Boardwalk Pipelines LP, 4.45%, 7/15/27	455
2,000,000	BP Capital Markets America Inc., 3.80%, 9/21/25	2,191
1,405,000	Cenovus Energy Inc., 6.75%, 11/15/39	1,771
2,100,000	Enbridge Inc., 2.50%, 1/15/25	2,141
2,000,000	Energy Transfer Operating LP, 2.90%, 5/15/25	2,025
1,000,000	Energy Transfer Operating LP, 4.15%, 10/01/20	1,011
1,550,000	Energy Transfer Operating LP, 6.50%, 2/01/42	1,878
2,575,000	Enterprise Products Operating LLC, 3.95%, 1/31/60	2,623

Principal or Shares	Security Description	Value (000)

3,000,000	EQM Midstream Partners LP, 6.50%, 7/15/48	$2,652
850,000	Hess Corp., 5.60%, 2/15/41	980
1,000,000	Hess Corp., 7.30%, 8/15/31	1,307
750,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	975
400,000	Kinder Morgan Inc., (3 mo. LIBOR USD + 1.280%), 3.11%, 1/15/23 (b)	405
2,260,000	Midwest Connector Capital Co. LLC 144A, 4.63%, 4/01/29 (a)	2,496
2,000,000	MPLX LP, 4.50%, 4/15/38	2,069
1,700,000	Nexen Inc., 7.88%, 3/15/32	2,536
2,000,000	Occidental Petroleum Corp., 3.20%, 8/15/26	2,065
275,000	ONEOK Inc., 4.25%, 2/01/22	286
800,000	ONEOK Partners LP, 6.65%, 10/01/36	1,038
985,000	Ovintiv Inc., 7.38%, 11/01/31	1,244
224,200	Ras Laffan Liquefied Natural Gas Co. Ltd. II 144A, 5.30%, 9/30/20 (a)	227
400,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	411
450,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	507
1,545,000	Saudi Arabian Oil Co. 144A, 4.38%, 4/16/49 (a)	1,743
2,500,000	Sinopec Group Overseas Development 2013 Ltd. 144A, 4.38%, 10/17/23 (a)	2,692
1,200,000	Suncor Energy Inc., 7.88%, 6/15/26	1,561
1,745,000	Total Capital International SA, 3.46%, 7/12/49	1,900
965,000	Western Midstream Operating LP, 5.45%, 4/01/44	879
1,800,000	Williams Cos. Inc., 7.88%, 9/01/21	1,960
2,200,000	Williams Cos. Inc., 8.75%, 3/15/32	3,249
		48,604

Financial Services (6%)
925,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.13%, 7/03/23	984
830,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 10/01/25	910
2,475,000	Air Lease Corp., 2.30%, 2/01/25	2,480
1,000,000	Aircastle Ltd., 4.13%, 5/01/24	1,061
1,795,000	Ally Financial Inc., 3.88%, 5/21/24	1,897
1,851,000	American Express Co., 8.15%, 3/19/38	3,095
1,000,000	Ares Capital Corp., 3.50%, 2/10/23	1,023
875,000	Ares Capital Corp., 3.63%, 1/19/22	896
135,000	Block Financial LLC, 4.13%, 10/01/20	137
975,000	Brookfield Finance Inc., 4.70%, 9/20/47	1,186
1,000,000	Brookfield Finance Inc., 4.85%, 3/29/29	1,191
2,100,000	Capital One Financial Corp., 3.30%, 10/30/24	2,217
201,000	Carlyle Holdings Finance LLC 144A, 3.88%, 2/01/23 (a)	210
2,180,000	FS KKR Capital Corp., 4.75%, 5/15/22	2,270
1,750,000	GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	1,756
1,000,000	International Lease Finance Corp., 4.63%, 4/15/21	1,031
1,400,000	KKR Group Finance Co. III LLC 144A, 5.13%, 6/01/44 (a)	1,734
1,155,000	Low Income Investment Fund, 3.71%, 7/01/29	1,219
2,550,000	Owl Rock Capital Corp., 3.75%, 7/22/25	2,574
2,000,000	Pershing Square Holdings Ltd. 144A, 5.50%, 7/15/22 (a)	2,121
250,000	Synchrony Financial, 3.75%, 8/15/21	256
		30,248

2

Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)

Healthcare (9%)
700,000	AbbVie Inc. 144A, 2.30%, 11/21/22 (a)	$707
2,160,000	AbbVie Inc. 144A, 2.95%, 11/21/26 (a)	2,233
685,000	AbbVie Inc., 3.75%, 11/14/23	730
920,000	AbbVie Inc. 144A, 4.25%, 11/21/49 (a)	1,004
1,285,000	Advocate Health & Hospitals Corp.,
	3.83%, 8/15/28	1,463
790,000	Anthem Inc., 2.88%, 9/15/29	799
300,000	Anthem Inc., 2.95%, 12/01/22	309
1,195,000	AstraZeneca PLC, 3.50%, 8/17/23	1,264
700,000	Bayer U.S. Finance II LLC 144A,
	3.88%, 12/15/23 (a)	748
700,000	Blue Cross & Blue Shield of Minnesota 144A,
	3.79%, 5/01/25 (a)	738
1,645,000	Bristol-Myers Squibb Co. 144A,
	2.90%, 7/26/24 (a)	1,718
2,625,000	Bristol-Myers Squibb Co. 144A,
	4.25%, 10/26/49 (a)	3,237
1,500,000	Cigna Corp., (3 mo. LIBOR USD + 0.650%),
	2.55%, 9/17/21 (b)	1,500
700,000	Cigna Corp., 4.13%, 11/15/25	771
1,100,000	Cigna Corp., 4.38%, 10/15/28	1,242
895,000	Cigna Corp., 4.90%, 12/15/48	1,098
2,050,000	DH Europe Finance II Sarl, 3.40%, 11/15/49	2,198
110,000	Dignity Health, 3.13%, 11/01/22	114
740,000	Dignity Health, 4.50%, 11/01/42	822
2,050,000	HCA Inc., 4.13%, 6/15/29	2,223
570,000	Mylan NV, 3.95%, 6/15/26	609
420,000	Mylan NV, 5.25%, 6/15/46	486
1,250,000	Northwell Healthcare Inc., 4.26%, 11/01/47	1,440
175,000	Northwell Healthcare Inc., 6.15%, 11/01/43	250
2,250,000	Roche Holdings Inc. 144A, 3.63%, 9/17/28 (a)	2,548
1,350,000	RWJ Barnabas Health Inc., 3.48%, 7/01/49	1,425
640,000	Shire Acquisitions Investments Ireland DAC,
	2.40%, 9/23/21	646
2,000,000	Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23	2,174
2,000,000	Teva Pharmaceutical Finance Co. LLC,
	6.15%, 2/01/36	1,968
420,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	323
850,000	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	863
885,000	Toledo Hospital, 5.75%, 11/15/38	1,059
2,175,000	Toledo Hospital, 6.02%, 11/15/48	2,727
2,000,000	UnitedHealth Group Inc., 3.88%, 8/15/59	2,225
		43,661
Insurance (8%)
800,000	American Financial Group Inc., 4.50%, 6/15/47	938
700,000	Aon Corp., 6.25%, 9/30/40	995
575,000	Aon PLC, 4.75%, 5/15/45	722
2,730,000	Athene Global Funding 144A,
	2.95%, 11/12/26 (a)	2,813
1,545,000	CNA Financial Corp., 3.90%, 5/01/29	1,717
1,050,000	Enstar Group Ltd., 4.50%, 3/10/22	1,101
1,400,000	Five Corners Funding Trust 144A,
	4.42%, 11/15/23 (a)	1,532

Principal or Shares	Security Description	Value (000)

1,550,000	High Street Funding Trust I 144A, 4.11%, 2/15/28 (a)	$1,718
2,115,000	Jackson National Life Global Funding 144A, 2.65%, 6/21/24 (a)	2,182
1,800,000	Lincoln National Corp., 7.00%, 6/15/40	2,745
2,317,000	Manulife Financial Corp., (USD Swap Rate 11:00 am NY 1 + 1.647%), 4.06%, 2/24/32 (b)	2,466
1,305,000	Marsh & McLennan Cos. Inc., 3.50%, 12/29/20	1,326
1,030,000	Marsh & McLennan Cos. Inc., 3.88%, 3/15/24	1,110
228,000	Massachusetts Mutual Life Insurance Co. 144A, 3.73%, 10/15/70 (a)	236
1,175,000	Metropolitan Life Global Funding I 144A, 3.60%, 1/11/24 (a)	1,255
725,000	Nationwide Financial Services Inc. 144A, 5.30%, 11/18/44 (a)	898
1,731,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (a)	3,089
1,265,000	New York Life Insurance Co. 144A, 5.88%, 5/15/33 (a)	1,713
500,000	New York Life Insurance Co. 144A, 6.75%, 11/15/39 (a)	763
1,700,000	Ohio National Life Insurance Co. 144A, 6.88%, 6/15/42 (a)	1,916
450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (a)	771
1,665,000	Reliance Standard Life Global Funding II 144A, 2.63%, 7/22/22 (a)	1,697
550,000	Teachers Insurance & Annuity Association of America 144A, 4.90%, 9/15/44 (a)	705
2,000,000	Teachers Insurance & Annuity Association of America 144A, 6.85%, 12/16/39 (a)	3,008
670,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	1,074
1,000,000	Travelers Cos. Inc., 4.05%, 3/07/48	1,202
		39,692
Leisure (0%)
2,600,000	Las Vegas Sands Corp., 3.90%, 8/08/29	2,737

Media (2%)
1,705,000	Comcast Corp., 3.95%, 10/15/25	1,886
1,760,000	Fox Corp. 144A, 5.58%, 1/25/49 (a)	2,316
4,095,000	Walt Disney Co., 2.75%, 9/01/49	4,036
475,000	Walt Disney Co., 9.50%, 7/15/24	618
		8,856
Real Estate (6%)
1,500,000	Alexandria Real Estate Equities Inc.,
	4.85%, 4/15/49	1,961
2,250,000	American Tower Corp., 2.40%, 3/15/25	2,282
1,040,000	American Tower Corp., 2.90%, 1/15/30	1,057
2,975,000	Boston Properties LP, 2.90%, 3/15/30	3,069
1,750,000	CubeSmart LP, 4.38%, 2/15/29	1,984
630,000	Digital Realty Trust LP, 3.63%, 10/01/22	655
230,000	Diversified Healthcare Trust, 6.75%, 4/15/20	231
1,475,000	DR Horton Inc., 2.50%, 10/15/24	1,503
2,000,000	Healthpeak Properties Inc., 3.40%, 2/01/25	2,120
555,000	iStar Inc., 4.75%, 10/01/24	578
900,000	Kimco Realty Corp., 4.25%, 4/01/45	1,013
715,000	Lennar Corp., 4.75%, 5/30/25	782
1,160,000	Meritage Homes Corp., 6.00%, 6/01/25	1,314

3   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

800,000	National Retail Properties Inc., 3.90%, 6/15/24	$859
1,967,000	Service Properties Trust, 3.95%, 1/15/28	1,975
1,200,000	Simon Property Group LP, 6.75%, 2/01/40	1,830
360,000	Toll Brothers Finance Corp., 4.88%, 11/15/25	395
400,000	Ventas Realty LP, 3.85%, 4/01/27	433
2,750,000	Ventas Realty LP, 4.88%, 4/15/49	3,420
800,000	VEREIT Operating Partnership LP,
	4.60%, 2/06/24	874
1,955,000	WEA Finance LLC 144A, 4.13%, 9/20/28 (a)	2,171
1,330,000	WEA Finance LLC 144A, 4.63%, 9/20/48 (a)	1,604
		32,110
Retail (2%)
1,100,000	Alimentation Couche-Tard Inc. 144A,
	2.95%, 1/25/30 (a)	1,115
2,050,000	Alimentation Couche-Tard Inc. 144A,
	3.80%, 1/25/50 (a)	2,070
278,000	Dollar Tree Inc., (3 mo. LIBOR USD + 0.700%), 2.54%, 4/17/20 (b)	278
3,000,000	Home Depot Inc., 4.50%, 12/06/48	3,805
1,555,000	Walmart Inc., 3.25%, 7/08/29	1,708
		8,976
Service (1%)
2,185,000	American University, 3.67%, 4/01/49	2,499
1,850,000	California Institute of Technology,
	3.65%, 9/01/19 (c)	2,006
1,540,000	Georgetown University, 4.32%, 4/01/49	1,971
		6,476
Technology (2%)
2,000,000	Apple Inc., 4.65%, 2/23/46	2,601
2,155,000	Broadcom Inc. 144A, 3.63%, 10/15/24 (a)	2,269
805,000	Broadcom Inc. 144A, 4.25%, 4/15/26 (a)	870
1,400,000	Dell International LLC/EMC Corp. 144A,
	4.90%, 10/01/26 (a)	1,560
835,000	Dell International LLC/EMC Corp. 144A,
	8.35%, 7/15/46 (a)	1,168
1,500,000	HP Inc., 6.00%, 9/15/41	1,735
1,140,000	Lam Research Corp., 4.88%, 3/15/49	1,495
665,000	QUALCOMM Inc., 3.45%, 5/20/25	714
		12,412
Telecommunications (7%)
1,600,000	AT&T Inc., (3 mo. LIBOR USD + 1.180%),
	3.07%, 6/12/24 (b)	1,630
970,000	AT&T Inc., 3.60%, 2/17/23	1,019
1,700,000	AT&T Inc., 4.85%, 3/01/39	2,019
3,000,000	AT&T Inc., 5.45%, 3/01/47	3,798
1,000,000	AT&T Inc., 6.40%, 5/15/38	1,308
450,000	Baidu Inc., 4.38%, 5/14/24	486
200,000	Baidu Inc., 4.38%, 3/29/28	222
1,760,000	British Telecommunications PLC 144A,
	4.25%, 11/08/49 (a)	1,888
1,500,000	Deutsche Telekom International Finance BV,
	8.75%, 6/15/30	2,263
735,000	JD.com Inc., 3.38%, 1/14/30	753
1,350,000	JD.com Inc., 4.13%, 1/14/50	1,453
2,475,000	Orange SA, 9.00%, 3/01/31	3,926
170,625	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (a)	172

Principal or Shares	Security Description	Value (000)

2,500,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A,
	5.15%, 3/20/28 (a)	$2,732
1,100,000	TELUS Corp., 4.60%, 11/16/48	1,376
2,000,000	Tencent Holdings Ltd. 144A, 3.28%, 4/11/24 (a)	2,092
1,555,000	Tencent Holdings Ltd. 144A, 3.98%, 4/11/29 (a)	1,718
1,000,000	Verizon Communications Inc., 4.40%, 11/01/34	1,199
2,063,000	Verizon Communications Inc., 4.75%, 11/01/41	2,586
280,000	Verizon Communications Inc., 4.86%, 8/21/46	360
2,000,000	Vodafone Group PLC, 5.25%, 5/30/48	2,524
		35,524
Transportation (2%)
1,485,000	American Airlines 2019-1 Class A Pass-Through Trust, 3.50%, 2/15/32	1,578
1,550,000	American Airlines 2019-1 Class AA
	Pass-Through Trust, 3.15%, 2/15/32	1,640
331,243	Continental Airlines 2007-1 Class B
	Pass-Through Trust, 6.90%, 4/19/22	349
2,100,000	Ryder System Inc., 3.65%, 3/18/24	2,237
1,900,000	Union Pacific Corp., 4.30%, 3/01/49	2,276
1,760,000	United Parcel Service Inc., 3.40%, 9/01/49	1,851
		9,931
Utility (9%)
1,425,000	Abu Dhabi National Energy Co. PJSC 144A,
	4.38%, 4/23/25 (a)	1,546
1,485,000	Alliant Energy Finance LLC 144A,
	3.75%, 6/15/23 (a)	1,563
1,680,000	Ameren Corp., 2.50%, 9/15/24	1,713
500,000	American Electric Power Co. Inc.,
	3.65%, 12/01/21	518
1,050,000	Basin Electric Power Cooperative 144A,
	4.75%, 4/26/47 (a)	1,245
244,000	Berkshire Hathaway Energy Co.,
	6.13%, 4/01/36	342
1,660,000	CenterPoint Energy Inc., 3.85%, 2/01/24	1,774
1,150,000	Consumers Energy Co., 4.35%, 4/15/49	1,479
1,750,000	Dominion Energy Gas Holdings LLC,
	3.00%, 11/15/29	1,808
1,000,000	Dominion Energy Inc., 4.10%, 4/01/21	1,024
1,185,000	DTE Energy Co., 3.70%, 8/01/23	1,253
650,000	Duke Energy Corp., 3.75%, 9/01/46	696
1,250,000	Duke Energy Florida LLC, 4.20%, 7/15/48	1,531
1,620,000	Entergy Louisiana LLC, 4.00%, 3/15/33	1,903
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	538
2,060,000	Evergy Inc., 2.90%, 9/15/29	2,117
545,000	Fortis Inc., 3.06%, 10/04/26	569
1,150,000	Indianapolis Power & Light Co. 144A,
	4.05%, 5/01/46 (a)	1,360
1,650,000	Interstate Power & Light Co., 3.50%, 9/30/49	1,748
1,500,000	KeySpan Gas East Corp. 144A,
	5.82%, 4/01/41 (a)	2,051
1,690,000	MidAmerican Energy Co., 3.15%, 4/15/50	1,779
1,180,000	National Rural Utilities Cooperative Finance
	Corp., 4.40%, 11/01/48	1,487
1,150,000	NextEra Energy Capital Holdings Inc.,
	3.25%, 4/01/26	1,223
1,000,000	NiSource Inc., 3.65%, 6/15/23	1,055
1,830,000	NRG Energy Inc. 144A, 4.45%, 6/15/29 (a)	1,989

4

Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)

825,000	PSEG Power LLC, 3.85%, 6/01/23	$873
348,657	Solar Star Funding LLC 144A,
	3.95%, 6/30/35 (a)	350
2,255,000	Tampa Electric Co., 4.45%, 6/15/49	2,828
2,297,000	Tucson Electric Power Co., 4.85%, 12/01/48	2,951
2,605,000	Vistra Operations Co. LLC 144A,
	4.30%, 7/15/29 (a)	2,683
		43,996
Total Corporate Bond (Cost - $445,624)		484,152

Foreign Government (1%)
1,150,000	Korea Hydro & Nuclear Power Co. Ltd. 144A,
	3.75%, 7/25/23 (a)
	(Cost - $1,143)	1,219

Municipal (2%)
1,200,000	Bay Area Toll Authority, 3.55%, 4/01/54	1,260
2,400,000	Chicago O’Hare International Airport,
	4.47%, 1/01/49	3,044
1,950,000	Foothill-Eastern Transportation Corridor Agency,
	3.92%, 1/15/53	2,030
1,050,000	Michigan Finance Authority, 5.02%, 11/01/43	1,363
1,000,000	Rutgers The State University of New Jersey,
	4.15%, 5/01/48	1,080
1,800,000	State of California, 4.60%, 4/01/38	2,085

Total Municipal (Cost - $9,481)		10,862

Investment Company (2%)
10,416,362	Payden Cash Reserves Money Market Fund *
	(Cost - $10,416)	10,416
Total Investments (Cost - $466,664) (100%)		506,649
Other Assets, net of Liabilities (0%)		2,508

Net Assets (100%)		$509,157

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2020.
(c)	Perpetual security with no stated maturity date.

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)

Long Contracts:
U.S. Long Bond Future	26	Mar-20	$4,252	$114	$114
U.S. Treasury 10-Year Note Future	197	Mar-20	25,936	422	422
U.S. Treasury 2-Year Note Future	81	Mar-20	17,525	60	60

					596

Short Contracts:
U.S. 10-Year Ultra Future	115	Mar-20	(16,750)	(366)	(366)
U.S. Treasury 5-Year Note Future	210	Mar-20	(25,267)	(280)	(280)
U.S. Ultra Bond Future	57	Mar-20	(11,040)	(365)	(365)

					(1,011)

Total Futures					$(415)

5   Payden Mutual Funds

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
Protection Sold (Relevant Credit: Markit CDX, North America	12/20/2024	$11,200	$289	$229	$60
Investment Grade Series 33 Index), Receive 1% Quarterly, Pay upon credit default

6